UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2010

Check here if Amendment []; Amendment Number: ___

   This Amendment (Check only one.):   [] is a restatement.
                                       [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Q Global Advisors, LLC
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-13619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

    /s/ Brandon Teague     Fort Worth, Texas          May 14, 2010
  ----------------------   -------------------    ---------------------
        [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $17,161 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-13620                  Q Global Capital Management, L.P.
    2                 28-10277                  Geoffrey Raynor (Mr. Raynor is the controlling shareholder of
                                                  Renegade Resources, Inc., which is the sole member of
                                                  Renegade Swish, LLC, which is the manager of Q Global Advisors, LLC.)

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

CBIZ INC                      NOTE 3.125% 6/0   124805AB8   1,076      1,122,000   PRN       DEFINED    1, 2   1,122,000
CIENA CORP                    NOTE 0.875% 6/1   171779AE1   1,582      2,353,000   PRN       DEFINED    1, 2   2,353,000
CONMED CORP                   NOTE 2.500% 11/1  207410AD3     281        296,000   PRN       DEFINED    1, 2     296,000
COVANTA HLDG CORP             DBCV 1.000% 2/0   22282EAA0   2,093      2,232,000   PRN       DEFINED    1, 2   2,232,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875% 11/1  369300AD0   1,031      1,200,000   PRN       DEFINED    1, 2   1,200,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625% 11/1  440543AE6     662        800,000   PRN       DEFINED    1, 2     800,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3   451055AB3   3,239      3,500,000   PRN       DEFINED    1, 2   3,500,000
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1   48880LAA5   1,300      1,400,000   PRN       DEFINED    1, 2   1,400,000
SCHOOL SPECIALTY INC          SDCV 3.750% 11/3  807863AL9   1,415      1,501,000   PRN       DEFINED    1, 2   1,501,000
SONIC AUTOMOTIVE INC          NOTE 4.250% 11/3  83545GAK8   1,424      1,442,000   PRN       DEFINED    1, 2   1,442,000
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6   1,244      1,600,000   PRN       DEFINED    1, 2   1,600,000
VERIFONE HLDGS INC            NOTE 1.375% 6/1   92342YAB5   1,814      2,000,000   PRN       DEFINED    1, 2   2,000,000
